Other Payables and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Other Payables and Accrued Liabilities

Other payables and accrued liabilities consisted of the following:

	December 31, 2016	December 31, 2015
Employee related liabilities	297	283
Employee compensated absences	111	104
Taxes other than income taxes	58	54
Advances	39	44
Payables to equity-method investments	49	49
Derivative instruments	44	25
Provision for restructuring	49	26
Defined benefit plans – current portion	9	8
Defined contribution plans – accrued benefits	16	16
Royalties	20	19
Others	58	75

Total	750	703